Long-term provisions (Details) R in Millions	12 Months Ended
Jun. 30, 2026 ZAR (R)
Provisions
Balance at beginning of year	R 14,637
Capitalised to property, plant and equipment	1,089
Reduction in rehabilitation provision capitalised	(108)
Per the income statement	(26)
additional provisions and changes to existing provisions	(1,805)
reversal of unutilised amounts	(273)
effect of change in discount rate	2,052
Notional interest	915
Utilised during year (cash flow)	(1,267)
Translation of foreign operations	(115)
Foreign exchange differences recognised in income statement	(383)
Balance at end of year	14,742
Environmental
Provisions
Balance at beginning of year	14,112
Capitalised to property, plant and equipment	1,089
Reduction in rehabilitation provision capitalised	(108)
Per the income statement	200
additional provisions and changes to existing provisions	(1,814)
reversal of unutilised amounts	(40)
effect of change in discount rate	2,054
Notional interest	912
Utilised during year (cash flow)	(1,233)
Translation of foreign operations	(87)
Foreign exchange differences recognised in income statement	(381)
Balance at end of year	14,504
Other
Provisions
Balance at beginning of year	525
Per the income statement	(226)
additional provisions and changes to existing provisions	9
reversal of unutilised amounts	(233)
effect of change in discount rate	(2)
Notional interest	3
Utilised during year (cash flow)	(34)
Translation of foreign operations	(28)
Foreign exchange differences recognised in income statement	(2)
Balance at end of year	R 238